CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016
Net income	$ 194,662,507	$ 112,489,844	$ 102,756,200
Other comprehensive (loss) / income, net of tax
Foreign currency translation adjustment	47,468,680	(19,864,289)	(15,692,855)
Unrealized gains on available-for-sale investments:
Net unrealized gains on available-for-sale investments, net of tax effect of $nil, $217,444 and $10,007,001 for the years ended February 29, 2016, February 28, 2017 and February 28, 2018, respectively	34,556,480	75,460,297	10,576,836
Less: Transfer to statements of operations of realized gains on available-for-sale investments, net of tax effect of $nil for the years ended February 29, 2016, February 28, 2017 and February 28, 2018	(4,244,974)	0	0
Other comprehensive (loss) / income	77,780,186	55,596,008	(5,116,019)
Comprehensive income	272,442,693	168,085,852	97,640,181
Add: Comprehensive loss attributable to noncontrolling interest	2,453,077	5,612,939	120,142
Comprehensive income attributable to TAL Education Group's shareholders	$ 274,895,770	$ 173,698,791	$ 97,760,323